SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA ● ASIA PACIFIC ● EUROPE

July 28, 2025

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Mid-Cap Growth Equity Portfolio, a series of BlackRock FundsSM,

Post-Effective Amendment No. 1265 to the Registration Statement on Form N-1A

(File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 1265 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains updated Prospectuses relating to BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”), as well as an updated Statement of Additional Information relating to the Fund. The filing is being made in order to make certain changes to the Fund’s investment process and principal investment strategies.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 1252 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Sustainable Aware Advantage Global Equity Fund, which was filed on March 6, 2025 (the “Prior Filing”). While the Fund’s Prospectuses and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Investor, Institutional and Class R Shares Prospectus:

•	Fund Overview – Key Facts About the Fund
○	Investment Manager
○	Tax Information
○	Payments to Broker-Dealers and Other Financial Intermediaries
•	Account Information
○	Fund’s Rights

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

○	Participation in Fee-Based Programs
○	Short-Term Trading Policy
•	Management of the Fund
○	Conflicts of Interest
•	General Information
○	Certain Fund Policies
○	Statement of Additional Information

Class K Shares Prospectus:

•	Fund Overview – Key Facts About the Fund
○	Investment Manager
○	Purchase and Sale of Fund Shares
○	Tax Information
○	Payments to Broker-Dealers and Other Financial Intermediaries
•	Account Information
○	Details About the Share Class
○	How to Buy, Sell, Exchange and Transfer Shares
○	Fund’s Rights
○	Short-Term Trading Policy
•	Management of the Fund
○	Conflicts of Interest
•	General Information
○	Certain Fund Policies
○	Statement of Additional Information

Service Shares Prospectus

•	Fund Overview – Key Facts About the Fund
○	Investment Manager
○	Tax Information
○	Payments to Broker-Dealers and Other Financial Intermediaries
•	Account Information
○	Fund’s Rights
○	Short-Term Trading Policy
•	Management of the Fund
○	Conflicts of Interest
•	General Information
○	Certain Fund Policies
○	Statement of Additional Information

Statement of Additional Information—Part II:

•	Selective Disclosure of Portfolio Holdings
○	Potential Conflicts of Interest
•	Redemption of Shares
•	Shareholder Services
•	Portfolio Transactions and Brokerage
•	Dividends and Taxes

•	Performance Data
•	Proxy Voting Policies and Procedures
•	General Information
•	Appendix A Description of Bond Ratings
•	Appendix B Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:  Janey Ahn

  Colin Hill

  Bernie Zamichow